Consolidated balance sheets - CHF (SFr) SFr in Millions		Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and due from banks	[1]	SFr 101,879	SFr 100,047
of which reported at fair value		356	115
Interest-bearing deposits with banks		741	1,142
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		106,997	117,095
of which reported at fair value		85,556	81,818
Securities received as collateral, at fair value		40,219	41,696
of which encumbered		22,521	25,711
Trading assets, at fair value		153,797	133,635
of which encumbered		46,650	32,452
Investment securities		1,006	1,479
of which reported at fair value		1,006	1,479
Other investments		5,666	4,890
of which reported at fair value		3,550	2,434
Net loans		296,779	287,581
of which reported at fair value		12,662	14,873
of which encumbered		293	230
Allowance for loan losses		(946)	(902)
Goodwill		4,663	4,766
Other intangible assets		291	219
of which reported at fair value		244	163
Brokerage receivables		35,648	38,907
Other assets		39,609	37,459
of which reported at fair value		10,402	7,263
of which encumbered		217	279
Total assets		787,295	768,916
Liabilities and equity
Due to banks		16,744	15,220
of which reported at fair value		322	406
Customer deposits		383,783	363,925
of which reported at fair value		3,339	3,292
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		27,533	24,623
of which reported at fair value		10,715	14,828
Obligation to return securities received as collateral, at fair value		40,219	41,696
Trading liabilities, at fair value		38,186	42,169
Short-term borrowings		28,385	21,926
of which reported at fair value		11,333	8,068
Long-term debt		152,005	154,308
of which reported at fair value		70,331	63,935
Brokerage payables		25,683	30,923
Other liabilities		31,043	30,107
of which reported at fair value		7,891	9,001
Total liabilities		743,581	724,897
Common shares		102	102
Additional paid-in capital		34,661	34,889
Retained earnings		30,634	26,973
Treasury shares, at cost		(1,484)	(61)
Accumulated other comprehensive income/(loss)		(20,269)	(17,981)
Total shareholders' equity		43,644	43,922
Noncontrolling interests		70	97
Total equity		43,714	44,019
Total liabilities and equity		SFr 787,295	SFr 768,916
Additional share information
Par value (in CHF per share)		SFr 0.04	SFr 0.04
Authorized shares (in shares)	[2]	3,209,011,720	3,271,129,950
Issued shares (in shares)		2,556,011,720	2,556,011,720
Treasury shares (in shares)		119,761,811	5,427,691
Common shares outstanding (in shares)		2,436,249,909	2,550,584,029
Consolidated VIEs
Assets
Cash and due from banks		SFr 138	SFr 173
Trading assets, at fair value		2,788	3,048
Other investments		1,412	1,505
Net loans		649	387
Other assets		1,694	2,049
Liabilities and equity
Trading liabilities, at fair value		8	3
Short-term borrowings		4,885	5,465
Long-term debt		1,671	1,764
Other liabilities		297	277
Bank
Assets
Cash and due from banks	[1]	101,044	99,314
Interest-bearing deposits with banks		673	1,074
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		106,997	117,095
Securities received as collateral, at fair value		40,219	41,696
Trading assets, at fair value		153,895	133,859
Investment securities		1,004	1,477
Other investments		5,634	4,824
Net loans		304,025	292,875
Goodwill		3,960	4,056
Other intangible assets		291	219
Brokerage receivables		35,648	38,907
Other assets		37,069	36,673
Total assets		790,459	772,069
Liabilities and equity
Due to banks		16,742	15,220
Customer deposits		384,950	365,263
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		27,641	24,623
Obligation to return securities received as collateral, at fair value		40,219	41,696
Trading liabilities, at fair value		38,186	42,171
Short-term borrowings		28,869	22,419
Long-term debt		151,000	153,433
Brokerage payables		25,683	30,923
Other liabilities		30,406	30,327
Total liabilities		743,696	726,075
Total shareholders' equity		46,120	45,296
Noncontrolling interests		643	698
Total equity		46,763	45,994
Total liabilities and equity		SFr 790,459	SFr 772,069

[1]	Includes restricted cash.
[2]	Includes issued shares and unissued shares (conditional, conversion and authorized capital).